Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of notes payable agreements with third parties
	December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Principal Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value	Interest Expense for the Twelve Months Ended December 31, 2022
Bridge Notes (3)	October 27, 2028	10%	$36,622	$264	$(10,878)	$26,008	$1,676
Notes payable - China other (4)	Due on Demand	-%	4,997	-	-	4,997	-
Auto loans	October 26, 2026	7%	100	-	-	100	7
			$41,719	$264	$(10,878)	$31,105	$1,683

	December 31, 2021
Note Name	Contractual Maturity Date	Contractual Interest Rates	Unpaid Balance	Fair Value Measurement Adjustments	Original issue discount and proceeds allocated to warrants	Net Carrying Value
March 1, 2021 Notes (1)	March 1, 2022	14%	$55,000	$7,692	$(5,997)	$56,695
August 26, 2021 Notes (1)	March 1, 2022	14%	30,000	1,011	(87)	30,924
June 9, 2021 Note 1 and Note 2 (2)	December 9, 2022	-%	40,000	8,503	(9,522)	38,981
August 10, 2021 Optional Notes(2)	February 10, 2023	15%	33,917	12,283	(11,518)	34,682
Notes payable - China other(4)	Due on demand	-%	5,458	-	-	5,458
PPP Loan(5)	April 17, 2022	1%	193	-	-	193
Auto loans	October 26, 2026	7%	121	-	-	121
Total notes payable			$164,689	$29,489	$(27,124)	$167,054

Schedule of notes payable
	Year ended December 31, 2022
Note Name	Contractual Maturity Date	Contractual Interest Rates	Net carrying value at 12/31/2021 Balance	Fair Value Measurement Adjustments	Payment Premium	Cash Payment	Conversion into Class A Common Stock
March 1, 2021 Notes (1)	March 1, 2022	14%	$56,695	$(1,695)	$-	$(55,000)	$-
August 26, 2021 Notes (1)	March 1, 2022	14%	30,924	(924)	2,065	(32,065)	-
June 2021 Notes (2)	October 31, 2026	-%	38,981	1,019	-	-	(40,000)
Optional Notes (2)	October 31, 2026	15%	34,682	(765)	-	-	(33,917)
PPP Loan (5)	April 17, 2022	1%	193	-	-	(193)	-
			$161,475	$(2,365)	$2,065	$(87,258)	$(73,917)

Schedule of notes settlement
March 1, 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$55,000
Accrued interest	-	6,455
Interest expense for the year ended December 31, 2022	1,266	-
Principal payments	55,000	-
Interest payments	7,721	-

August 26, 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$30,000
Accrued interest	-	1,473
Interest expense for the year ended December 31, 2022	662	-
Principal payments	30,000	-
Interest payments	2,135	-
Payment Premium payments	2,065	-

June 9, 2021 Note 1	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$20,000
Original issue discount and debt issuance costs	1,797
Proceeds	18,203

June 9, 2021 Note 2	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$20,000
Original issue discount and debt issuance costs	2,600
Proceeds	17,400

August 10, 2021 Optional Notes	As of and for the Year Ended
(dollars in thousands)	2021
Outstanding principal	$33,917
Accrued interest	183
Interest expense	183
Original issue discount and debt issuance costs	3,542
Proceeds	30,375

(b)	the conversion price of each of the ATW NPA Notes was adjusted to equal the lesser of (x) $10, (y) 95% of the per share daily volume weighted average prices (“VWAP”) of the Company’s Class A Common Stock during the 30 trading days immediately prior to the applicable conversion date and (z) the lowest effective price per share of Class A Common Stock (or equivalents) issued or issuable by the Company in any financing of debt or equity after July 26, 2022, subject to possible adjustment as set forth therein (the “Set Price”). However, from July 26, 2022 to December 30, 2022, the conversion price of each of the ATW NPA Notes is equal to the lesser of (i) the Set Price, and (ii) 92% of the lowest of the VWAP during the seven (7) trading days immediately prior to the applicable conversion date.

Optional Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$33,917
Accrued interest	-	183
Interest expense for the year ended December 31, 2022	2,572	-
Principal conversion into Class A Common Stock	33,917	-
Interest payments	2,756	-

June 2021 Notes	December 31, 2022	December 31, 2021
Outstanding principal	$-	$40,000
Accrued interest	-	-
Interest expense for the year ended December 31, 2022	-	-
Principal conversion into Class A Common Stock	40,000	-
Interest payments	-	-

As of and for the Year Ended December 31,
(dollars in thousands)	2021
Outstanding principal	$5,458
Foreign exchange (gain) loss on principal	133
Reclassification from related party notes payable	730

January 13 and March 12, 2021 Notes	As of and for the Year Ended December 31,
2021
Outstanding principal	$-
Original issue discount and debt issuance costs	1,940
Principal and conversion premium settled with equity	23,725
Proceeds	16,310

As of and for the Year Ended December 31,
January 13 and March 8, 2021 Notes	2021
Outstanding principal	$-
Original issue discount and debt issuance costs	1,132
Interest expense	632
Principal conversion premium settled with equity	2,069
Interest settled with equity	82
Principal and conversion premium payments in cash	11,582
Interest payments in cash	550
Proceeds	8,218

Schedule of business combination and combination of cash payments and commitment
	Year ending December 31, 2021
Note Name	Net Carrying Value at 12/31/2020	Borrowings, net of OID	Fair Value Measurement Adjustments	Accrued Interest at Settlement	FX and Other	Cash Payment	Equity Settlement	Net Carrying Value at 12/31/2021	Loss (Gain) at Settlement	Interest Expense for the year ended December 31, 2021
Settlement prior to the Business Combination:
Note payable	$57,293	$-	$-	$17,177	$(1,293)	$-	$(73,177)	$-	$-	$3,408
Notes payable	19,100	-	-	6,098	-	-	(25,198)	-	-	1,281
Subtotal settlements prior to the Business Combination	76,393	-	-	23,275	(1,293)	-	(98,375)	-	-	4,689
Settlements in the Business Combination:
Notes payable - NPA	21,059	-	104	3,614	-	(17,636)	(7,141)	-	2,699	976
Notes payable - China	3,659	-	-	2,713	56	-	(6,428)	-	2,430	374
Notes payable - China	4,807	-	-	757	110	-	(5,674)	-	2,145	164
Note payable	17,712	-	1,988	-	667	-	(20,367)	-	7,698	-
January 13 and March 12, 2021 Notes(6)	-	16,790	6,935	-	-	-	(23,725)	-	8,968	-
Note payable	20,972	-	138	270	667	(18,992)	(3,055)	-	1,155	1,334
January 13 and March 8, 2021 Notes(7)	-	8,750	4,901	82	-	(11,582)	(2,151)	-	813	632
Subtotal settlements in the Business Combination	68,209	25,540	14,066	7,436	1,500	(48,210)	(68,541)	-	25,908	3,480
PPP Loan(5)	9,168	-	-	-	(8,975)	-	-	193	(8,975)	92
Total	$153,770	$25,540	$14,066	$30,711	$(8,768)	$(48,210)	$(166,916)	$193	$16,933	$8,261

Schedule of principal maturities of notes payable
Due on demand	$4,997
2026	100
2028	36,622
41,719